UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6290

Smith Barney World Funds, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM 1.   REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               WORLD FUNDS, INC.

                             INTERNATIONAL ALL CAP
                               GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

[PHOTO]

JEFFREY J. RUSSELL
PORTFOLIO MANAGER

[LOGO]  Classic Series

 Semi-Annual Report . April 30, 2003

 INTERNATIONAL
 ALL CAP GROWTH PORTFOLIO

      JEFFREY J. RUSSELL

      Jeffrey J. Russell, CFA, has more than 20 years of securities business experience and has been managing the Fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The Fund seeks total return on its assets from growth of capital and income by investing primarily in equity securities of foreign companies.* Equity securities include exchange-traded and over-the-counter common stocks, and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

      FUND FACTS

      FUND INCEPTION
      ----------------------------------------
      November 22, 1991

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      ----------------------------------------
      20 Years

      --
      * Please note that investment in foreign securities involve greater risk than U.S. investments.

What's Inside

Letter From the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  5

Statement of Operations...............................................  6

Statements of Changes in Net Assets...................................  7

Notes to Financial Statements.........................................  8

Financial Highlights.................................................. 13


                           [LOGO] Smith Barney
                                  Mutual Funds
                  Your Serious Money. Professionally Managed/R/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO]



R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

     1 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003



 SHARES                SECURITY                  VALUE
----------------------------------------------------------
COMMON STOCK -- 94.5%
Canada -- 1.4%
  496,000 Patheon, Inc. (a)                   $  4,998,047
----------------------------------------------------------
Denmark -- 2.4%
  235,000 Novo Nordisk A/S (b)                   8,526,414
----------------------------------------------------------
Finland -- 3.8%
  829,000 Nokia Oyj (b)                         13,762,384
----------------------------------------------------------
France -- 7.3%
   85,000 Aventis S.A. (b)                       4,325,204
   80,000 Groupe Danone (b)                     11,342,011
   81,000 Total Fina Elf SA                     10,641,521
----------------------------------------------------------
                                                26,308,736
----------------------------------------------------------
Germany -- 2.0%
  100,000 BASF AG (b)                            4,469,048
   60,000 Fielmann AG (b)                        2,348,011
   19,000 SAP AG ADR (b)                           484,690
----------------------------------------------------------
                                                 7,301,749
----------------------------------------------------------
Hong Kong -- 3.2%
  200,228 HSBC Holdings PLC (b)                  2,188,656
  814,000 Hutchison Whampoa Ltd.                 4,529,731
2,300,000 Johnson Electric Holdings Ltd.         2,477,225
2,200,000 Li & Fung Ltd.                         2,468,249
----------------------------------------------------------
                                                11,663,861
----------------------------------------------------------
Ireland -- 8.5%
  700,000 Bank of Ireland                        8,570,240
        5 CRH PLC                                       77
3,997,400 Grafton Group PLC                     15,732,622
  650,000 Irish Continental Group PLC            6,155,702
----------------------------------------------------------
                                                30,458,641
----------------------------------------------------------
Italy -- 1.2%
  600,000 Saipem S.p.A. (b)                      4,192,877
----------------------------------------------------------
Japan -- 15.1%
  151,000 Canon Inc.                             6,112,026
  532,000 Dowa Mining Co., Ltd. (b)              1,764,696
      677 East Japan Railway Co.                 3,070,037
  100,000 Honda Motor Co., Ltd.                  3,317,098
  115,000 ITO-Yokado Co., Ltd.                   2,708,893
  295,000 Kao Corp. (b)                          5,388,184
   20,000 Mabuchi Motor Co., Ltd.                1,496,473
  300,000 Nomura Holdings, Inc.                  2,975,311
    2,100 NTT DoCoMo, Inc.                       4,338,260
  440,000 OJI Paper Co., Ltd.                    1,666,443
   60,000 Seven-Eleven Japan Co., Ltd.           1,430,971
  112,000 Takeda Chemical Industries, Ltd.       4,110,178
  550,000 Terumo Corp. (b)                       9,158,969
  260,000 Yamanouchi Pharmaceutical Co., Ltd.    6,572,052
----------------------------------------------------------
                                                54,109,591
----------------------------------------------------------

                      See Notes to Financial Statements.

     2 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENT (UNAUDITED) (CONTINUED)                   APRIL 30, 2003



 SHARES                  SECURITY                    VALUE
--------------------------------------------------------------
Mexico -- 1.9%
2,650,000 Wal-Mart de Mexico SA de CV (c)         $  6,732,606
--------------------------------------------------------------
The Netherlands -- 6.4%
  130,000 Heineken NV                                4,835,896
   80,055 IHC Caland N.V.                            4,139,816
  240,000 ING Groep N.V. (b)                         3,904,407
  250,000 Royal Dutch Petroleum Co.                 10,244,596
--------------------------------------------------------------
                                                    23,124,715
--------------------------------------------------------------
Norway -- 1.9%
1,440,000 Tomra Systems ASA (b)                      6,815,910
--------------------------------------------------------------
Singapore -- 3.2%
  700,000 DBS Group Holdings Ltd.                    3,432,823
3,750,000 Singapore Technologies Engineering Ltd.    3,382,092
  551,000 Venture Corp. Ltd.                         4,596,714
--------------------------------------------------------------
                                                    11,411,629
--------------------------------------------------------------
South Africa -- 0.6%
   76,000 Anglo American Platinum Corp. Ltd.         2,135,552
--------------------------------------------------------------
Spain -- 4.2%
  350,000 Banco Bilbao Vizcaya Argentaria S.A.       3,529,843
  852,000 Indra Sistemas S.A. (b)                    7,335,187
  385,193 Telefonica S.A.                            4,268,087
--------------------------------------------------------------
                                                    15,133,117
--------------------------------------------------------------
Sweden -- 1.0%
  371,000 Assa Abloy AB, Class B Shares (b)          3,540,380
--------------------------------------------------------------
Switzerland -- 7.8%
  300,000 Mettler-Toledo International Inc. (a)     10,650,000
   23,000 Nestle SA (b)                              4,694,224
  325,000 Novartis AG (b)                           12,834,471
--------------------------------------------------------------
                                                    28,178,695
--------------------------------------------------------------
United Kingdom -- 22.6%
  350,000 BOC Group PLC                              4,417,156
1,173,000 BP PLC                                     7,439,417
2,300,000 Capita Group PLC                           9,326,174
1,570,000 Compass Group PLC                          7,232,523
  778,000 Diageo PLC                                 8,636,480
  250,000 GlaxoSmithKline PLC                        5,014,588
  348,000 Jardine Lloyd Thompson Group PLC           3,174,481
  500,000 Kingfisher PLC                             1,955,449
  550,000 Lloyds TSB Group PLC                       3,620,181
  800,000 Misys PLC                                  2,450,510
4,563,898 Serco Group PLC                           11,388,282
1,315,644 Tesco PLC                                  4,166,787
6,389,886 Vodafone Group PLC                        12,622,860
--------------------------------------------------------------
                                                    81,444,888
--------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $296,626,501)                   339,839,792
--------------------------------------------------------------

                      See Notes to Financial Statements.

     3 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENT (UNAUDITED) (CONTINUED)                   APRIL 30, 2003



  RIGHTS                                            SECURITY                                            VALUE
-----------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
Spain -- 0.0%
     11,704 Telefonica S.A. (Cost -- $0)                                                             $    129,683
-----------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                            SECURITY                                            VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.5%
$19,831,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at maturity -- $19,831,661;
              (Fully collateralized by U.S. Treasury Notes, 8.750% due 11/15/08;
              Market value -- $20,228,400) (Cost -- $19,831,000)                                       19,831,000
-----------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $316,457,501*)                                                                  $359,800,475
-----------------------------------------------------------------------------------------------------------------

(a)Non-income producing security.
(b)All or a portion of this security is on loan (See Note 7).
(c)All or a portion of this security has been segregated for open equity index swap contracts (See Note 5).
 *Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$36,592,052 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $36,592,052)                                           $36,592,052
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     4 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $316,457,501)               $359,800,475
  Loaned securities collateral, at value
   (Cost -- $36,592,052) (Note 7)                              36,592,052
  Foreign currency, at value (Cost -- $329,261)                   329,672
  Receivable for securities sold                                3,795,214
  Dividends and interest receivable                             2,264,018
  Receivable for open equity index swap contracts (Note 5)        349,561
  Receivable for Fund shares sold                                  92,493
-------------------------------------------------------------------------
  Total Assets                                                403,223,485
-------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 7)                      36,592,052
  Bank overdraft                                                2,431,837
  Payable for Fund shares purchased                               322,148
  Management fee payable                                          273,519
  Distribution fees payable                                        41,669
  Payable for open forward foreign currency contracts (Note
   4)                                                              14,829
  Accrued expenses                                                365,823
-------------------------------------------------------------------------
  Total Liabilities                                            40,041,877
-------------------------------------------------------------------------
Total Net Assets                                             $363,181,608
-------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $     37,190
  Capital paid in excess of par value                         337,374,928
  Undistributed net investment income                             818,576
  Accumulated net realized loss from security transactions
   and equity index swap contracts                            (18,850,424)
  Net unrealized appreciation of investments, foreign
   currencies and equity index swap contracts                  43,801,338
-------------------------------------------------------------------------
Total Net Assets                                             $363,181,608
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      12,917,631
--------------------------------------------------------------------------
  Class B                                                       4,035,243
--------------------------------------------------------------------------
  Class L                                                       5,202,725
--------------------------------------------------------------------------
  Class Y                                                      15,034,308
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                    $9.86
--------------------------------------------------------------------------
  Class B *                                                         $9.37
--------------------------------------------------------------------------
  Class L **                                                        $9.18
--------------------------------------------------------------------------
  Class Y (and redemption price)                                    $9.99
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                      $10.38
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                       $9.27
-------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.01% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                      See Notes to Financial Statements.

     5 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $ 4,397,318
  Interest                                                        221,236
  Less: Foreign withholding tax                                  (500,037)
------------------------------------------------------------------------
  Total Investment Income                                       4,118,517
------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                       1,748,862
  Distribution fees (Note 9)                                      595,581
  Shareholder servicing fees (Note 9)                             175,557
  Custody                                                         143,256
  Audit and legal                                                  37,576
  Shareholder communications (Note 9)                              27,919
  Directors' fees                                                   6,057
  Registration fees                                                 3,034
  Other                                                            20,656
------------------------------------------------------------------------
  Total Expenses                                                2,758,498
------------------------------------------------------------------------
Net Investment Income                                           1,360,019
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES AND EQUITY INDEX SWAP CONTRACTS (NOTES 3, 4 AND
5):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)     (9,037,128)
   Foreign currency transactions                                 (102,627)
   Equity index swap contracts                                  1,799,593
------------------------------------------------------------------------
  Net Realized Loss                                            (7,340,162)
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Security transactions                                        8,953,622
   Foreign currency transactions                                   64,812
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       9,018,434
------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies and Equity
  Index Swap Contracts                                          1,678,272
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 3,038,291
------------------------------------------------------------------------

                      See Notes to Financial Statements.

     6 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

                                                                     2003           2002
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $   1,360,019  $     471,452
 Net realized gain (loss)                                          (7,340,162)     1,052,048
 Increase (decrease) in net unrealized appreciation                 9,018,434    (87,762,319)
---------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations                  3,038,291    (86,238,819)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 10):
 Net investment income                                               (495,630)            --
---------------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders           (495,630)            --
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
 Net proceeds from sale of shares                                 294,999,432    643,132,488
 Net asset value of shares issued for reinvestment of dividends       153,880             --
 Cost of shares reacquired                                       (370,153,095)  (759,512,563)
---------------------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions              (74,999,783)  (116,380,075)
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                            (72,457,122)  (202,618,894)

NET ASSETS:
 Beginning of period                                              435,638,730    638,257,624
---------------------------------------------------------------------------------------------
 End of period*                                                 $ 363,181,608  $ 435,638,730
---------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                   $818,576        $56,814
---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

     7 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The International All Cap Growth Portfolio ("Fund"), a separate investment fund of the Smith Barney World Funds, Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Series consists of this Fund and one other separate investment fund, the Global Government Bond Portfolio. The financial statements and financial highlights for the other fund are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) direct expenses are charged to each Fund and each class; management fees and general Series expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian;
( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.85% of the average daily net assets. This fee is calculated daily and paid monthly.

     8 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $138,125 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, sales charges and CDSCs received by CGM were approximately:

                                                     Class A  Class B Class L
-----------------------------------------------------------------------------
Sales Charges                                        $113,000      -- $6,000
----------------------------------------------------------------------------
CDSCs                                                      -- $28,000  1,000
----------------------------------------------------------------------------

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

----------------------------------------------------------------------------
Purchases                                                        $ 50,232,830
----------------------------------------------------------------------------
Sales                                                             123,723,243
----------------------------------------------------------------------------

At April 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                    $ 71,528,656
Gross unrealized depreciation                                     (28,185,682)
-----------------------------------------------------------------------------
Net unrealized appreciation                                      $ 43,342,974
-----------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The

     9 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2003, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                       Local       Market   Settlement Unrealized
Foreign Currency      Currency     Value       Date       Loss
-----------------------------------------------------------------
To Sell:
Japanese Yen         162,278,110 $1,362,766   5/1/03    $(14,829)
----------------------------------------------------------------

5. Equity Index Swap Contracts

The Fund has the ability to enter into equity index swap contracts. The Fund enters into these contracts to gain exposure to certain equity market sectors. The Fund will record the difference between the initial value of the index underlying the swap contract and the closing value of such index. These differences are netted out in a cash settlement periodically, with the Fund receiving or paying, as the case may be, only the net amount of the two differences.

At April 30, 2003, the Fund had the following open equity index swap contract:

Swap Counterparty:                  Morgan Stanley
Effective Date:                     March 25, 2003
Notional Amount (Resets Weekly):    $5,841,980
Payments Made/Received by the Fund: Floating Rate (Based on the market value of the MSCI EAFE Index)
Termination Date:                   September 30, 2003

At April 30, 2003, the Fund had a total unrealized appreciation of $349,561 from open equity index swap contracts.

6. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

7. Lending of Portfolio Securities

The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers, and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Custodian establishes and maintains the collateral in segregated accounts. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

    10 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

At April 30, 2003, the Fund loaned common stocks having a market value of $34,849,696. The Fund received cash collateral amounting to $36,592,052 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2003 was $77,297.

8. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

9. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Class A  Class B  Class L
------------------------------------------------------------------
Distribution Plan Fees              $146,294 $203,169 $246,118
-----------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Servicing Fees          $67,872 $31,828 $75,485  $281     $91
--------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Communication Expenses  $10,046 $8,469  $8,123   $300    $981
--------------------------------------------------------------------------

10.Distributions Paid to Shareholders by Class

                                    Six Months Ended    Year Ended
                                     April 30, 2003  October 31, 2002
---------------------------------------------------------------------
Net Investment Income
Class A                                       --            --
Class B                                       --            --
Class L                                       --            --
Class Y                                 $351,584            --
Class Z*                                 144,046            --
--------------------------------------------------------------------
Total                                   $495,630            --
--------------------------------------------------------------------

* As of April 30, 2003, Class Z shares were fully redeemed.

    11 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

11.Capital Shares

At April 30, 2003, the Series had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                          Six Months Ended               Year Ended
                           April 30, 2003             October 31, 2002
                     --------------------------  --------------------------
                        Shares        Amount        Shares        Amount
----------------------------------------------------------------------------
Class A
Shares sold           12,103,907  $ 114,630,235   28,554,836  $ 339,824,590
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired    (11,872,240)  (113,397,410) (32,674,439)  (393,462,038)
---------------------------------------------------------------------------
Net Increase
 (Decrease)              231,667  $   1,232,825   (4,119,603) $ (53,637,448)
---------------------------------------------------------------------------
Class B
Shares sold               78,613  $     722,455    1,511,532  $  17,743,716
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired     (1,062,046)    (9,795,477)  (3,596,090)   (41,079,815)
---------------------------------------------------------------------------
Net Decrease            (983,433) $  (9,073,022)  (2,084,558) $ (23,336,099)
---------------------------------------------------------------------------
Class L
Shares sold              533,252  $   4,759,723    1,525,234  $  17,025,312
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired     (1,131,440)   (10,081,675)  (3,025,659)   (33,722,751)
---------------------------------------------------------------------------
Net Decrease            (598,188) $  (5,321,952)  (1,500,425) $ (16,697,439)
---------------------------------------------------------------------------
Class Y
Shares sold               60,770  $     593,403    2,771,909  $  32,715,369
Shares issued on
 reinvestment                992          9,834           --             --
Shares reacquired       (301,979)    (3,003,249)  (4,119,192)   (47,124,676)
---------------------------------------------------------------------------
Net Decrease            (240,217) $  (2,400,012)  (1,347,283) $ (14,409,307)
---------------------------------------------------------------------------
Class Z*
Shares sold           18,066,689  $ 174,293,616   21,414,849  $ 235,823,501
Shares issued on
 reinvestment             14,550        144,046           --             --
Shares reacquired    (24,088,491)  (233,875,284) (21,995,834)  (244,123,283)
---------------------------------------------------------------------------
Net Decrease          (6,007,252) $ (59,437,622)    (580,985) $  (8,299,782)
---------------------------------------------------------------------------

* As of April 30, 2003, Class Z shares were fully redeemed.

    12 International All Cap Growth Portfolio | 2003 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                           2003/(1)(2)/     2002/(2)/    2001/(2)/    2000/(2)/     1999/(2)/    1998/(2)/
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.79        $11.82       $24.49      $26.75       $20.39        $20.36
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   0.03          0.01         0.01       (0.08)       (0.03)        (0.00)*
 Net realized and unrealized gain (loss)        0.04         (2.04)       (8.24)       0.06         6.39          0.03
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.07         (2.03)       (8.23)      (0.02)        6.36          0.03
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --            --           --       (0.38)          --            --
 Net realized gains                               --            --        (4.44)      (1.86)          --            --
 Capital                                          --            --        (0.00)*        --           --            --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --            --        (4.44)      (2.24)          --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.86        $ 9.79       $11.82      $24.49       $26.75        $20.39
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    0.71%++     (17.17)%     (39.64)%     (1.62)%      31.19%         0.15%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $127,353      $124,160     $198,677    $683,133     $598,043      $453,029
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.35%+        1.37%        1.24%       1.21%        1.28%         1.28%
 Net investment income (loss)                   0.71+         0.06         0.03       (0.29)       (0.13)        (0.00)**
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           13%           30%           8%         26%          31%           25%
-------------------------------------------------------------------------------------------------------------------------

Class B Shares                           2003/(1)(2)/     2002/(2)/    2001/(2)/    2000/(2)/    1999/(2)/      1998/(2)/
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.35        $11.38       $23.89      $26.13       $20.08        $20.22
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                           (0.01)        (0.08)       (0.12)      (0.33)       (0.23)        (0.18)
 Net realized and unrealized gain (loss)        0.03         (1.95)       (7.95)       0.07         6.28          0.04
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.02         (2.03)       (8.07)      (0.26)        6.05         (0.14)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --            --           --       (0.12)          --            --
 Net realized gains                               --            --        (4.44)      (1.86)          --            --
 Capital                                          --            --        (0.00)*        --           --            --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --            --        (4.44)      (1.98)          --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.37        $ 9.35       $11.38      $23.89       $26.13        $20.08
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    0.21%++     (17.84)%     (40.04)%     (2.43)%      30.13%        (0.69)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $37,800       $46,919      $80,823    $192,707     $200,071      $180,980
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       2.15%+        2.17%        2.10%       2.06%        2.08%         2.09%
 Net investment loss                           (0.22)+       (0.75)       (0.79)      (1.15)       (1.01)        (0.84)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           13%           30%           8%         26%          31%           25%
-------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.
** Amount represents less than 0.01%.
 ++Total return in not annualized, as it may not be representative of the total return for the year.
 +Annualized.

    13 International All Cap Growth Portfolio  | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class L Shares                             2003/(1)(2)/  2002/(2)/   2001/(2)/        2000/(2)/   1999/(2)/    1998/(2)(3)/
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.16       $11.16      $23.53        $25.76          $19.79        $19.93
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.01)       (0.09)      (0.11)        (0.31)          (0.22)        (0.17)
 Net realized and unrealized gain (loss)       0.03        (1.91)      (7.82)         0.06            6.19          0.03
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.02        (2.00)      (7.93)        (0.25)           5.97         (0.14)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --           --          --         (0.12)             --            --
 Net realized gains                              --           --       (4.44)        (1.86)             --            --
 Capital                                         --           --       (0.00)*          --              --            --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                              --           --       (4.44)        (1.98)             --            --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.18       $ 9.16      $11.16        $23.53          $25.76        $19.79
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   0.22%++    (17.92)%    (40.06)%       (2.42)%         30.17%        (0.70)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $47,776      $53,156     $81,482      $190,144        $178,259      $152,569
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      2.30%+       2.22%       2.08%         2.04%           2.07%         2.07%
 Net investment loss                          (0.32)+      (0.79)      (0.77)        (1.13)          (0.98)        (0.81)
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          13%          30%          8%           26%             31%           25%
---------------------------------------------------------------------------------------------------------------------------

Class Y Shares                             2003/(1)(2)/  2002/(2)/   2001/(2)/      2000/(2)/       1999/(2)/     1998/(2)/
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.94       $11.95      $24.60        $26.88          $20.41        $20.38
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  0.05         0.06        0.06         (0.00)*          0.03          0.08
 Net realized and unrealized gain (loss)       0.02        (2.07)      (8.27)         0.07            6.44          0.01
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.07        (2.01)      (8.21)         0.07            6.47          0.09
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.02)          --          --         (0.49)             --         (0.06)
 Net realized gains                              --           --       (4.44)        (1.86)             --            --
 Capital                                         --           --       (0.00)*          --              --            --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.02)          --       (4.44)        (2.35)             --         (0.06)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.99       $ 9.94      $11.95        $24.60          $26.88        $20.41
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   0.74%++    (16.82)%    (39.34)%       (1.31)%         31.70%         0.45%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $150,253     $151,790    $198,655      $338,192        $354,242      $333,979
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.95%+       0.96%       0.94%         0.92%           0.92%         0.91%
 Net investment income (loss)                  1.08+        0.53        0.39         (0.01)           0.14          0.37
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          13%          30%          8%           26%             31%           25%
---------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

    14 International All Cap Growth Portfolio  | 2003 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                               WORLD FUNDS, INC.



         DIRECTORS                    INVESTMENT MANAGER
         Abraham E. Cohen             Smith Barney Fund Management LLC
         Robert A. Frankel
         Michael Gellert              DISTRIBUTOR
         R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
         Rainer Greeven
         Susan M. Heilbron            CUSTODIAN
                                      State Street Bank and
         OFFICERS                       Trust Company
         Maurits E. Edersheim
         Chairman of the Fund         TRANSFER AGENT
         & Advisory Director          Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
         R. Jay Gerken                New York, New York 10004
         President and
         Chief Executive Officer      SUB-TRANSFER AGENT
                                      PFPC Global Fund Services
         Lewis E. Daidone             P.O. Box 9699
         Senior Vice President and    Providence, Rhode Island
         Chief Administrative Officer 02940-9699

         Richard L. Peteka
         Chief Financial Officer
         and Treasurer

         Jeffrey J. Russell, CFA
         Vice President
         and Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney World Funds, Inc.





 This report is submitted for the general information of shareholders of Smith Barney World Funds, Inc. -- International All Cap Growth Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY WORLD FUNDS, INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01934 6/03                                                            03-4964

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.  EXHIBITS.

          (a) Not applicable.

          (b) Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney World Funds, Inc.

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date:   July 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date:   July 2, 2003

By:     /s/ Richard Peteka
        Chief Financial Officer of
        Smith Barney World Funds, Inc.

Date:   July 2, 2003